Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Share premium [member]		Retained earnings [member]		Accumulated other comprehensive income (loss) on Fair Value through OCI Securities, net of taxes [member]		Accumulated other comprehensive income (loss) on Fair Value through OCI Securities, net of taxes [member] Debt securities [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]		Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]		Accumulated other comprehensive income (loss) on pension and other employee future benefit plans, net of taxes [member]		Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]		Total accumulated other comprehensive income [member]	Total equity [member]	Non-controlling interest in subsidiaries [member]	Preferred shares [member]		Preferred shares [member] Retained earnings [member]	Common shares [member]		Common shares [member] Retained earnings [member]
Balance at beginning of year at Oct. 31, 2016				$ 294		$ 21,207		$ 48	[1]		$ 596		$ 4,327		$ (512)		$ (33)				$ 24	$ 3,840			$ 12,539
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan (Note 16)																									448
Issued during the year																						900
Stock option expense, net of options exercised (Note 20)				6
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		$ (839)	[2]								(839)
Unrealized gains (losses) on translation of net foreign operations		(885)											(885)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		420	[3]												420
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(148)	[4]														(148)
Net income attributable to equity holders of the bank		5,337				5,337
Dividends																								$ (184)			$ (2,312)
Issued under the Stock Option Plan																									146
Redeemed during the year																						(500)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the year		61	[5]								61
Unrealized gains (losses) on hedges of net foreign operations		23	[6]										23
Equity issue expense						(9)
Net income attributable to non-controlling interest		2																			2
Redemption/purchase of non-controlling interest																					(25)
Repurchased for cancellation																									(101)
Unrealized gains on available-for-sale securities arising during the year		95	[7]					95	[1]
Common shares repurchased for cancellation						(339)
Reclassification to earnings of (gains) during the year		(87)	[8]					(87)	[1]
Other				7																	$ (1)
Balance at end of year at Oct. 31, 2017		44,345		307		23,700		56	[1]		(182)		3,465		(92)		(181)		$ 3,066	$ 44,345		4,240			13,032
Statement [Line Items]
Impact from adopting IFRS 9 (Note 28)		44
Balance at beginning of year at Oct. 31, 2017		44,345		307		23,700		56	[1]		(182)		3,465		(92)		(181)		3,066	44,345		4,240			13,032
Statement [Line Items]
Impact from adopting IFRS 9 (Note 28)						99		(55)	[1]
Issued during the year																						400
Stock option expense, net of options exercised (Note 20)				(12)
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		(1,228)	[2]								(1,228)
Unrealized gains (losses) on translation of net foreign operations		417											417
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		261	[3]												261
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(24)	[4]														(24)
Net income attributable to equity holders of the bank		5,453				5,453
Dividends																								(184)			(2,424)
Issued under the Stock Option Plan																									99
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	[1]									$ (251)
Redeemed during the year																						(300)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the year		336	[5]								336
Unrealized gains (losses) on hedges of net foreign operations		(155)	[6]										(155)
Equity issue expense						(5)
Repurchased for cancellation																									(202)
Common shares repurchased for cancellation						(789)
Reclassification to earnings of (gains) during the year		(65)	[8]					(65)	[1]
Other				5
Balance at end of year at Oct. 31, 2018		45,721		300	[9]	25,850	[9]	(315)	[1],[9]		(1,074)	[9]	3,727	[9]	169	[9]	(205)	[9]	2,302	45,721		4,340	[9]		12,929	[9]
Statement [Line Items]
Issued during the year	[9]																					1,008
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	[9]	1,444	[2]								1,444
Unrealized gains (losses) on translation of net foreign operations	[9]	(11)											(11)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	[9]	(552)	[3]												(552)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[9]	75	[4]														75
Net income attributable to equity holders of the bank	[9]	5,758				5,758
Dividends	[9]																							$ (211)			$ (2,594)
Issued under the Stock Option Plan	[9]																								62
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	[1],[9]									$ 412
Unrealized gains on fair value through OCI equity securities arising during the year	[1],[9]							1
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the year	[9]	143	[5]								143
Unrealized gains (losses) on hedges of net foreign operations	[9]	(13)	[6]										(13)
Equity issue expense	[9]					(8)
Repurchased for cancellation	[9]																								(20)
Common shares repurchased for cancellation	[9]					(70)
Reclassification to earnings of (gains) during the year	[9]	(72)	[8]					(72)	[1]
Other	[9]			3
Balance at end of year at Oct. 31, 2019	[9]	$ 51,076		$ 303		$ 28,725		$ 26	[1]		$ 513		$ 3,703		$ (383)		$ (130)		$ 3,729	$ 51,076		$ 5,348			$ 12,971

[1]	Fiscal 2017 represents available-for-sale securities (Note 1).
[2]	Net of income tax (provision) recovery of $(521) million, $432 million and $322 million for the year ended, respectively.
[3]	Net of income tax (provision) recovery of $196 million, $(111) million and $(157) million for the year ended, respectively.
[4]	Net of income tax (provision) recovery of $(27) million, $6 million and $53 million for the year ended, respectively.
[5]	Net of income tax (recovery) of $(51) million, $(121) million and $(21) million for the year ended, respectively.
[6]	Net of income tax (provision) recovery of $4 million, $56 million and $(8) million for the year ended, respectively.
[7]	Net of income tax (provision) of na, na and $(21) million for the year ended, respectively.
[8]	Net of income tax provision of $26 million, $23 million and $36 million for the year ended, respectively.
[9]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).